                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:__________

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Avenue
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: Chief Financial Officer
Phone: (561) 832-4110

Signature, Place, and Date of Signing:

/s/ Joseph W. O'Neill Jr.     West Palm Beach, FL               5-15-12
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name

    28-___________________    _________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          98

Form 13F Information Table Value Total:     512,887
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number        Name

    ____    28-____________________     ___________________________
    [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE


                                                          VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- -------- ------ -----
A.O.SMITH CORP COM STK         COM            831865209     3852    85691 SH         Sole              85691
ABBOTT LABORATORIES COM STK    COM            002824100     4468    72905 SH         Sole              72905
ACCURIDE CORP NEW COM STK      COM            00439T206     5061   582400 SH         Sole             582400
AMAZON COM INC COM STK         COM            023135106     3038    15000 SH  PUT    Sole              15000
                                                            4050    20000 SH  PUT    Sole              20000
                                                            4050    20000 SH  PUT    Sole              20000
                                                            6075    30000 SH  PUT    Sole              30000
AMERIS BANCORP COM STK         COM            03076K108     4209   320331 SH         Sole             320331
BEAM INC                       COM            073730103     2929    50000 SH         Sole              50000
BRIDGEPOINT EDUCATION INC      COM            10807M105     2475   100000 SH  PUT    Sole             100000
                                                            2475   100000 SH  PUT    Sole             100000
                                                            2475   100000 SH  PUT    Sole             100000
CAPITOL FEDERAL FINANCIAL INC  COM            14057J101      650    54700 SH         Sole              54700
CHEESECAKE FACTORY INC COM STK COM            163072101     2645    90000 SH  PUT    Sole              90000
CHIPOTLE MEXICAN GRILL INC     COM            169656105    12540    30000 SH  PUT    Sole              30000
CLOUD PEAK ENERGY INC COM STK  COM            18911Q102     1663   104367 SH         Sole             104367
CNO FINANCIAL GROUP INC COM ST COM            12621E103    17093  2197100 SH         Sole            2197100
CONSOL ENERGY INC COM STK      COM            20854P109      682    20000 SH         Sole              20000
DEERE & CO COM                 COM            244199105     4870    60201 SH         Sole              60201
DIANA CONTAINERSHIP INC        COM            Y2069P101     1335   221000 SH         Sole             221000
FLOW INTERNATIONAL CORP (FORME COM            343468104    10971  2729151 SH         Sole            2729151
FOX CHASE BANCORP INC COM ST   COM            35137T108     1066    82014 SH         Sole              82014
FTI CONSULTING INC COM STK     COM            302941109     2251    60000 SH  PUT    Sole              60000
                                                            5628   150000 SH  PUT    Sole             150000
                                                           21762   580000 SH  PUT    Sole             580000
                                                           37520  1000000 SH  PUT    Sole            1000000
                                                            2251    60000 SH  PUT    Sole              60000
                                                            3752   100000 SH  PUT    Sole             100000
                                                            3002    80000 SH  PUT    Sole              80000
                                                            4502   120000 SH  PUT    Sole             120000
GAMESTOP CORP NEW CLASS A      COM            36467w109     1092    50000 SH  PUT    Sole              50000
GENESEE & WYO INC CL A COM S   COM            371559105     5458   100000 SH  PUT    Sole             100000
GREAT LAKES DREDGE & DOCK COR  COM            390607109     7220  1000000 SH         Sole            1000000
GREAT PLAINS ENERGY INC COM ST COM            391164100     1824    90000 SH         Sole              90000
HERITAGE FINANCIAL GROUP INC   COM            42726X102     4652   393609 SH         Sole             393609
HMN FINANCIAL INC COM STK      COM            40424G108      387   155862 SH         Sole             155862
INDIANA CMNTY BANCORP COM STK  COM            454674102     2313    98383 SH         Sole              98383
ISB FINL CORP IOWA COM STK     COM            598511103     1028    53119 SH         Sole              53119
ITT EDL SVCS INC               COM            45068B109     4630    70000 SH  PUT    Sole              70000
JARDEN CORP COM STK            COM            471109108     2012    50000 SH  PUT    Sole              50000
                                                            4023   100000 SH  PUT    Sole             100000
                                                           13276   330000 SH  PUT    Sole             330000
                                                            4023   100000 SH  PUT    Sole             100000
                                                             748    18600 SH  PUT    Sole              18600
                                                            4023   100000 SH  PUT    Sole             100000
JOHNSON & JOHNSON COM          COM            478160104     2572    39000 SH         Sole              39000
KINROSS GOLD CORP NEW          COM            496902404     1909   195000 SH         Sole             195000
LAFAYETTE COMMUNITY BANCORP CO COM            506080100       86    15601 SH         Sole              15601
LANCASTER COLONY CORP COM STK  COM            513847103     2991    45000 SH         Sole              45000
LULULEMON ATHLETICA INC        COM            550021109     2242    30000 SH  PUT    Sole              30000
                                                            4484    60000 SH  PUT    Sole              60000
MAKO SURGICAL CORP             COM            560879108     4215   100000 SH  PUT    Sole             100000
MARKET VECTORS GOLD MINERS     COM            57060U100     1239    25000 SH         Sole              25000
MB FINANCIAL INC               COM            55264U108     3141   149662 SH         Sole             149662
METRO BANCORP INC PA COM STK   COM            59161R101      200    17076 SH         Sole              17076
MGIC INVT CORP COM STK         COM            552848103      496   100000 SH  CALL   Sole             100000

MICROSOFT CORP COM STK         COM            594918104     4196   130100 SH         Sole             130100
MIDDLEBURG FINANCIALCORP       COM            596094102     3108   197852 SH         Sole             197852
MONSANTO CO (NEW) COM STK      COM            61166W101     3190    40000 SH         Sole              40000
MVC CAP INC COM STK            COM            553829102     4984   379580 SH         Sole             379580
NEWMONT MINING CORP COM STK    COM            651639106     4614    90000 SH         Sole              90000
NORTHWEST BANCSHARES INC/MD    COM            667340103     1704   134170 SH         Sole             134170
OLD REP INTL CORP COM STK      COM            680223104     9706   920000 SH         Sole             920000
                                                            1055   100000 SH  CALL   Sole             100000
PATTERSON-UTI ENERGY INC (EX P COM            703481101     2892   167279 SH         Sole             167279
PENN WEST PETROLEUM LTD COM ST COM            707887105     2472   126300 SH         Sole             126300
POLARIS INDS INC COM STK       COM            731068102     4329    60000 SH  PUT    Sole              60000
                                                            5772    80000 SH  PUT    Sole              80000
POOL CORP COM STK              COM            73278L105     1871    50000 SH  PUT    Sole              50000
                                                            2619    70000 SH  PUT    Sole              70000
PUT - POOL 100 @ 40 EXP 10/20/ PUT            990FKFB22      238   50,000 SH  PUT    Sole                500
RALPH LAUREN CORPORATION COM S COM            751212101     5230    30000 SH  PUT    Sole              30000
RENTECH INC COM STK            COM            760112102     2080  1000000 SH         Sole            1000000
SALESFORCE COM INC COM STK     COM            79466L302    11588    75000 SH  PUT    Sole              75000
                                                           20086   130000 SH  PUT    Sole             130000
                                                           13319    86200 SH  PUT    Sole              86200
                                                           12361    80000 SH  PUT    Sole              80000
                                                           15451   100000 SH  PUT    Sole             100000
                                                            4635    30000 SH  PUT    Sole              30000
SCHWAB CHARLES CORP NEW COM ST COM            808513105     5245   365000 SH         Sole             365000
SEACOAST BKG CORP FLA COMMON   COM            811707306     4771  2710936 SH         Sole            2710936
SJW CORP COM STK               COM            784305104     5021   208181 SH         Sole             208181
SNYDERS-LANCE INC COM STK      COM            833551104    12279   475000 SH         Sole             475000
SPDR GOLD TRUST                COM            78463V107     6621    40842 SH         Sole              40842
STRYKER CORP COM               COM            863667101    11007   198400 SH         Sole             198400
TIME WARNER INC                COM            887317303     1950    51666 SH         Sole              51666
WEST MARINE INC COM STK        COM            954235107     4313   360000 SH         Sole             360000
WESTERN UNION CO               COM            959802109     6512   370000 SH         Sole             370000
CITIGROUP INC CONV PFD 12/15/  PFD            172967416     1242    12000 SH         Sole              12000
CHINA LIFE INSURANCECO ADR     ADR            16939P106     1555    40000 SH  PUT    Sole              40000
                                                            1944    50000 SH  PUT    Sole              50000
ENSCO INTL INC ADR             ADR            29358Q109     7712   145700 SH         Sole             145700
STATOIL ASA                    ADR            85771P102     6100   225000 SH         Sole             225000
VALE S.A ADR                   ADR            91912E105     1167    50000 SH  PUT    Sole              50000
                                                            2333   100000 SH  PUT    Sole             100000
CURRENCYSHARES AUSTRALIAN                     23129U101     5194    50000 SH  PUT    Sole              50000
KCN CB 1.75 15MAR2028          CONV           496902AD9    13825 14000000 PRN        Sole           14000000
ORI CB 3.75 15MAR2018          CONV           680223AH7    10378 10556000 PRN        Sole           10556000
ORI CB 8 15MAY2012             CONV           680223AF1     6831  6748000 PRN        Sole            6748000